Seward & Kissel llp ONE BATTERY PARK PLAZA NEW YORK, NEW YORK 10004

TELEPHONE: (212) 574-1200 FACSIMILE: (212) 480-8421 WWW.SEWKIS.COM	901 K STREET, NW WASHINGTON, D.C. 20001 TELEPHONE: (202) 737-8833 FACSIMILE: (202) 737-5184

January 17, 2014

Draft Registration Statement
U.S. Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, D.C. 20549

Re:  Dorian LPG Ltd.

Ladies and Gentlemen:

On behalf of Dorian LPG Ltd., a Marshall Islands corporation (the "Company"), we submit herewith the Company's draft Registration Statement on Form F-1 (the "Draft F-1 Registration Statement"). This letter and the Draft F-1 Registration Statement are being provided to the Staff for non-public, confidential review prior to public filing via EDGAR in accordance with Title I of the Jump Start Our Business Startups (JOBS) Act. The Company predecessor's total operating revenues for the fiscal year ended March 31, 2013 amounted to $38.662 million as disclosed on page F-26 of the Draft F-1 Registration Statement. Accordingly, the Company qualifies as an "emerging growth company" as defined under the JOBS Act.

The Company's Initial Public Offering for Cash

The Draft F-1 Registration Statement relates to the initial public offering ("IPO") of the Company's common shares in the United States. As discussed below, the Company was incorporated on July 1, 2013, under the laws of the Republic of the Marshall Islands for the purpose of owning and operating LPG (liquid petroleum gas) carriers.  The Company is primarily focused on owning and operating Very Large Gas Carriers ("VLGCs"), and currently owns and operates four LPG carriers (the "Initial Fleet"), including three VLGCs, and has newbuilding contracts for the construction of 16 new VLGCs with deliveries scheduled between July 2014 and January 2016.

By way of background, on July 29, 2013, the Company entered into concurrent transactions in which it issued an aggregate of 93,221,621 common shares to Dorian Holdings LLC, SeaDor Holdings LLC and other investors, in exchange for the four vessels in its Initial Fleet, including the assumption of debt obligations associated with the vessels, contracts for the construction of three newbuilding VLGCs and options to acquire an additional three newbuilding VLGCs, and net proceeds of $163 million as described in Note 1 to the consolidated financial statements included in the Draft F-1 Registration Statement. The owning companies of the four vessels of the Company's Initial Fleet are referred to as the Company's "Predecessor Businesses" for accounting purposes.  The Company did not engage in any business or other activities prior to the acquisition of its Initial Fleet as described above, except in connection with its formation.  The financial statements for the periods prior to July 29, 2013, represent the combined financial statements of the Company's Predecessor Businesses.

Pursuant to transition agreements entered into with Dorian (Hellas) S.A., a related party which currently provides strategic, financial, commercial and technical vessel management, and chartering, legal and insurance services to the Company, these management functions will be transferred to wholly-owned subsidiaries of the Company prior to March 29, 2014.  Subsequent to this transfer of management functions, no fees for these management services will be paid to any related parties.  The disclosure in the Draft F-1 Registration Statement, in major part, gives effect to this transfer of management functions to wholly-owned subsidiaries of the Company.

Securities and Exchange Commission
January 17, 2014

The Company's Concurrent Exchange Offer

The Company previously completed offerings in Norway, exempt from registration pursuant to Regulation S and Rule 144A under the Securities Act of 1933, as amended (the "Securities Act"), in July 2013 of 46,550,271 common shares (the "July Private Placement") and in November 2013 of 80,405,405 common shares (the "November Private Placement," and, together with the July Private Placement, the "Private Placements").

Submitted to the Staff for confidential review concurrently with the Draft F-1 Registration Statement is a "wrapper" consisting of the separate disclosure relating to a concurrent exchange offer by the Company, to be registered on Form F-4 (the "Draft F-4 Registration Statement"), of common shares registered under the Securities Act for the unregistered common shares that were acquired by investors in the Private Placements (other than those common shares held by affiliates of the Company). This exchange offer will be made based on the Exxon-Capital Holdings Corporation (available May 13, 1988) no-action letter and related letters including Corimon C.A. S.A.C.A (available March 22, 1993) (involving American Depositary Shares ("ADSs")) and Vitro, Sociedad Anonima (available November 19, 1991) (involving ADSs).

The Company intends to file publicly via EDGAR its Registation Statement on Form F-1 and its Registration Statement on Form F-4, comprised of its IPO prospectus and wrapper containing the required disclosure concerning the exchange offer, at least 21 days prior to the earlier of (i) commencement of the road show for the IPO; or (ii) the anticipated date of effectivess of the registration statement on Form F-4. It is intended that concurrently with its IPO, the Company will commence the offer to exchange the unregistred common shares previously issued in the Private Placements, other than common shares owned by affiliates of the Company, for fungible common shares that have been registered under the Securities Act. The Company would then hold the exchange offer open for twenty full business days in accordance with Exchange Act Rule 14e-1(a), and complete the exchange offer shortly after the completion of the IPO.

If you have any questions or comments concerning the enclosed, please feel free to telephone the undersigned at (212) 574-1223.

Very truly yours, SEWARD & KISSEL LLP By: /s/Gary J. Wolfe Gary J. Wolfe, Esq.